SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout - CFO Buyout [Member]	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding, Period Start
Granted	4,086,632
Exercised	(818,172)
Outstanding, Period End	3,268,460